Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

July 31, 2014

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Master Fund File No. 811-22872

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, on behalf of Steben Select Multi-Strategy Master Fund (the “Fund”), is Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (“Amendment No. 2”).

Amendment No. 2 is being filed to update the Fund’s financial statements and make corresponding changes in order to incorporate in the Fund’s registration statement on Form N-2 the SEC staff comments received to date with respect to Steben Select Multi-Strategy Fund’s registration statement. Steben Select Multi-Strategy Fund is one of the feeder funds of the Fund.

* * *

Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Kenneth E. Steben
Steben Select Multi-Strategy Fund
George J. Zornada
K&L Gates LLP